PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.9%
Asset-Backed Securities — 20.1%
Automobiles — 0.7%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	436	$441,336
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	299,544
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	581,429
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,228,287
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,644,414
Series 2024-01A, Class B, 144A
5.850%	06/20/30	200	205,964
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	675	675,393
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	17	16,867
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,165,967
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.495%(c)	05/20/32	430	431,964
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	243	245,167
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,915	1,902,062
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	788,988
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,337,856
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	108	108,938
Series 2022-C, Class E, 144A
11.366%	12/15/32	79	80,760
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	123	122,699
Series 2024-02, Class D
6.280%	08/15/31	500	521,567
			12,799,202
Collateralized Loan Obligations — 17.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.812%(c)	04/20/37	15,000	15,034,077
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37		8,500	$8,504,265
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.479%(c)	07/19/34		10,000	10,101,052
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.455%(c)	04/15/32	EUR	8,889	9,864,976
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.051%(c)	07/15/30		2,749	2,755,705
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	01/20/32		4,455	4,458,499
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.944%(c)	04/20/37		16,750	16,867,230
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.715%(c)	01/25/35		9,000	9,007,749
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		2,316	2,324,460
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	6,500	7,214,654
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,355,796
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
4.292%(c)	11/15/31	EUR	8,517	9,465,803
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.525%(c)	04/24/31		1,055	1,056,381
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.654%(c)	01/22/31		1,195	1,197,305
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/20/37		16,000	16,062,093
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.705%(c)	04/25/36		11,000	11,010,223
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31		3,230	$3,234,634
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.571%(c)	04/26/31		2,045	2,047,783
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		5,000	5,005,510
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.649%(c)	11/17/32	EUR	10,438	11,624,000
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		1,224	1,224,995
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.428%(c)	01/26/38	EUR	10,000	11,211,871
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.576%(c)	04/25/31		927	926,871
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		6,625	6,631,625
Series 2019-14A, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.294%(c)	10/20/34		6,750	6,769,975
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37		14,000	14,031,746
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	04/21/31		1,446	1,447,066
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.683%(c)	07/15/31		4,636	4,636,323
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.941%(c)	04/20/37		12,000	12,061,915
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		65	64,955
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34		7,000	$7,003,633
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.665%(c)	07/24/32		9,650	9,658,859
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.282%(c)	04/20/35		10,800	10,876,831
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.574%(c)	04/20/31		2,687	2,688,468
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.494%(c)	05/07/31		2,758	2,760,223
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.072%(c)	01/20/37		6,500	6,538,831
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.535%(c)	07/15/36	EUR	8,750	9,813,331
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31		1,908	1,908,061
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34		3,000	3,003,912
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.225%(c)	10/29/34		4,000	4,004,500
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		761	761,836
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36		4,500	4,532,390
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.501%(c)	07/15/34		8,750	8,836,721
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	07/15/34	EUR	8,000	8,882,070
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.972%(c)	01/20/35		7,500	7,512,568

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.641%(c)	07/18/31		264	$263,949
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.516%(c)	04/25/31		1,450	1,456,814
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/31		1,791	1,795,730
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		2,620	2,621,215
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		1,750	1,750,597
				308,870,076
Consumer Loans — 0.8%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	136	99,564
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		700	710,491
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	287,523
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34		26	25,654
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,437,252
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,702,579
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	734,638
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	843,277
Series 2024-01A, Class A, 144A
5.790%	05/14/41		2,700	2,855,185
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,179,607
				13,875,770
Home Equity Loans — 0.5%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54		1,390	1,410,434
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
7.894%(c)	10/25/31	128	$134,102
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.045%(c)	03/25/54	529	533,659
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.946%(c)	05/25/54	176	176,794
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
6.546%(c)	10/20/54	434	435,178
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
5.989%(c)	10/25/33	11	11,250
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	893	902,593
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,877	1,910,056
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	300	299,669
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	989	1,012,526
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	349	352,984
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	354	357,866
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	1,140	1,153,394
			8,690,505
Other — 0.7%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	447	464,325
Series 2023-04C, Class A, 144A
6.480%	03/20/57	554	576,864
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	1,751	1,803,848
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41	2,700	2,590,419
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.028%(c)	12/25/27	3,500	3,515,669
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	991	1,005,590

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		600	$600,009
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,500	2,498,696
				13,055,420
Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34		378	367,113
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.541%(c)	11/25/60	EUR	135	143,374
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
6.856%(c)	03/15/26^	EUR	1,323	1,132,450
				1,642,938
Student Loans — 0.3%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.730%(c)	06/25/47		1,804	1,806,853
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.880%(c)	06/25/47		902	901,949
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	514,289
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		560	536,167
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		586	555,258
Series 2019-A, Class R, 144A
0.000%	10/25/48		975	253,207
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		21	19,522
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		666	682,904
Series 2024-D, Class A1A, 144A
5.380%	07/15/53		974	999,227
				6,269,376

Total Asset-Backed Securities (cost $367,227,668)				365,203,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 13.0%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	$8,923,405
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,281	4,135,655
Series 2017-BNK06, Class A4
3.254%	07/15/60	871	841,647
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,952,933
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,418,304
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	852,232
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	909,118
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	8,100	8,548,931
Series 2024-5YR9, Class A3
5.614%	08/15/57	8,400	8,762,095
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,104,317
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	471,925
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	387,937
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,365,380
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,118,895
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.351%(c)	10/15/37	5,000	4,990,625
Series 2024-5C27, Class A3
6.014%	07/15/57	3,700	3,915,655
Series 2024-C24, Class XB, IO
1.571%(cc)	02/15/57	27,150	2,636,610
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,270,197
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,505,077
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	855,471
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,173,947
Series 2023-B40, Class A2
6.930%	12/15/56	2,690	2,909,597
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,277,428
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,360,685
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,826,794

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-V09, Class A3
5.602%	08/15/57	8,100	$8,425,102
BMARK,
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,349,067
BMO Mortgage Trust,
Series 2024-05C05, Class A3
5.857%	02/15/57	3,600	3,790,855
Series 2024-5C5, Class XB, IO
0.509%(cc)	02/15/57	188,084	3,250,430
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	2,300	2,417,278
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
7.408%(c)	11/15/38	3,145	3,122,017
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
6.788%(c)	08/15/39	3,400	3,404,250
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.797%(c)	01/15/39	5,000	4,934,375
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	3,133	3,119,268
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,368,478
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.717%(c)	09/15/38	2,750	2,755,156
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,752,789
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	3,265	3,150,097
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,386,636
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,682,816
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,154,858
Series 2024-277P, Class X, IO, 144A
0.894%(cc)	08/10/44	3,600	112,648
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,173	1,097,938
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
7.893%(c)	05/15/35	2,454	2,405,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	$1,085,565
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,672,864
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,835,190
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.864%(cc)	01/25/25	59,079	41,261
Series K053, Class X1, IO
1.002%(cc)	12/25/25	82,672	641,384
Series K055, Class X1, IO
1.461%(cc)	03/25/26	12,255	203,965
Series KG03, Class X1, IO
1.475%(cc)	06/25/30	28,949	1,785,221
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.372%(cc)	08/10/29	4,800	4,827,227
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	2,826,673
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,021,884
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,619,930
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	1,011,612
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,288,938
Series 2017-C07, Class A4
3.147%	10/15/50	3,563	3,435,713
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,122	1,089,898
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	2,391,127
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,562,499
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,682,632
Series 2017-HR02, Class A3
3.330%	12/15/50	5,449	5,271,268
Series 2019-L03, Class A3
2.874%	11/15/52	1,063	992,762
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	525,234
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,212,714
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,709,379

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	$135,460
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,886	1,830,702
Series 2017-C07, Class A3
3.418%	12/15/50	4,013	3,900,699
Series 2018-C10, Class A3
4.048%	05/15/51	2,187	2,154,782
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,380,814
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,808	1,781,506
Series 2016-C34, Class A3
2.834%	06/15/49	6,500	6,316,315
Series 2016-C35, Class A3
2.674%	07/15/48	3,890	3,786,554
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,327,083
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,113,756

Total Commercial Mortgage-Backed Securities (cost $241,335,364)			235,657,522
Corporate Bonds — 34.5%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,358,542
3.400%	04/15/30	385	364,363
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	180	173,435
2.750%	02/01/26	90	87,383
2.850%	10/30/24	30	29,932
2.950%	02/01/30	30	26,823
3.900%	05/01/49	1,230	891,663
3.950%	08/01/59	1,450	990,350
5.150%	05/01/30	1,700	1,703,797
5.805%	05/01/50	2,900	2,801,861
6.875%	03/15/39	20	21,608
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	160	168,861
7.875%	04/15/27	3,118	3,121,898
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,125
3.250%	04/01/25	10	9,935
3.500%	04/01/27	30	29,705
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
4.400%	06/15/28	37	$37,136
4.400%	06/15/28	15	15,063
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,934
4.500%	05/15/36	30	29,950
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,925
			12,930,565
Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	33,939
3.875%	09/16/46	10	7,804
4.400%	02/14/26	43	42,966
5.950%	02/14/49	30	31,479
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,459,930
2.726%	03/25/31	10	8,930
3.462%	09/06/29	10	9,510
3.557%	08/15/27	422	413,218
4.390%	08/15/37	3,000	2,711,380
4.540%	08/15/47	14	11,782
5.834%	02/20/31(a)	1,260	1,331,832
6.343%	08/02/30	960	1,037,402
7.750%	10/19/32	1,500	1,766,239
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	327,746
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	38,288
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	25,252
5.000%	11/17/25	10	10,076
5.125%	02/15/30	6,085	6,310,619
5.500%	09/07/30	2,125	2,249,558
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	13	12,968
			17,840,918
Airlines — 0.3%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	48,687
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,199	1,155,629
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	34	31,863

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	$9,433
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	8	8,071
4.750%	10/20/28	75	74,857
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	17	16,706
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,412,623
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	37	35,924
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	49	43,315
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	65	66,767
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	11	11,198
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	812,571
4.625%	04/15/29(a)	195	188,407
			5,916,051
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	600	594,551
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	595,702
			1,190,253
Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,519
4.750%	01/15/43	920	762,356
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	255,104
3.375%	11/13/25	725	711,034
4.134%	08/04/25	1,100	1,089,607
4.950%	05/28/27(a)	1,000	997,152
5.125%	11/05/26	1,260	1,265,593
5.850%	05/17/27	1,745	1,777,018
6.950%	03/06/26	400	409,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	$16,908
5.000%	04/01/35	1,365	1,322,084
5.150%	04/01/38(a)	1,000	957,892
5.200%	04/01/45	760	691,984
6.125%	10/01/25	40	40,384
6.600%	04/01/36	285	307,215
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	70	69,696
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,900
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	20	17,092
2.400%	04/10/28	1,065	987,201
2.400%	10/15/28	1,180	1,079,035
2.700%	08/20/27	38	36,174
2.700%	06/10/31	25	21,537
3.100%	01/12/32(a)	20	17,476
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	40	38,869
2.375%	10/15/27	15	14,142
2.650%	02/10/25	15	14,861
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	13,743
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	144,053
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	50,708
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	23,117
1.900%	04/06/28	50	46,529
2.150%	02/13/30	10	9,027
			13,200,718
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	445	446,473
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	15,502
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	437	435,916
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	347,666
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	299,905

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,225	$2,055,873
			3,601,335
Banks — 8.0%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	600	575,774
5.538%(ff)	03/14/30	1,000	1,033,355
Sub. Notes
2.749%	12/03/30	1,000	881,480
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	42,965
2.299%(ff)	07/21/32	20	17,311
2.572%(ff)	10/20/32	10	8,765
2.687%(ff)	04/22/32	2,565	2,286,943
3.419%(ff)	12/20/28	10	9,731
5.288%(ff)	04/25/34(a)	2,295	2,382,894
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	726,288
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	43,373
1.922%(ff)	10/24/31	20	17,245
2.496%(ff)	02/13/31	92	83,321
3.093%(ff)	10/01/25	50	50,000
3.824%(ff)	01/20/28	3,410	3,371,250
3.974%(ff)	02/07/30	685	672,787
4.078%(ff)	04/23/40	2,340	2,135,981
4.271%(ff)	07/23/29	945	942,212
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,480,133
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,117,613
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	89,539
4.183%	11/25/27	50	49,857
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,639
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	695,910
5.674%(ff)	03/12/28(a)	725	744,189
5.829%(ff)	05/09/27(a)	1,245	1,268,064
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	479,831
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	680,504
1.904%(ff)	09/30/28	2,200	2,040,544
2.871%(ff)	04/19/32	1,815	1,613,916
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27(a)	2,595	2,459,625
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27		300	$289,804
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,120	1,113,393
4.875%	04/01/26		380	379,511
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	607,470
5.875%	04/30/29		1,600	1,676,329
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	1,436,691
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	872,390
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		1,880	1,818,355
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(a)(oo)		25	23,961
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	8,671
2.561%(ff)	05/01/32		875	769,267
2.572%(ff)	06/03/31		70	62,935
2.666%(ff)	01/29/31		1,225	1,115,941
2.976%(ff)	11/05/30		20	18,591
3.200%	10/21/26		3,255	3,187,581
3.668%(ff)	07/24/28		30	29,466
3.785%(ff)	03/17/33		1,160	1,086,226
3.887%(ff)	01/10/28		1,725	1,707,517
3.980%(ff)	03/20/30		35	34,282
5.174%(ff)	02/13/30		2,475	2,540,638
Sub. Notes
4.300%	11/20/26(a)		110	109,879
4.450%	09/29/27		2,735	2,737,219
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	101,634
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,113,458
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	274,186
4.250%	03/13/26		1,150	1,144,509
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,250,719
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	218,621
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	901,334
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	47,668
1.992%(ff)	01/27/32		20	17,100
2.383%(ff)	07/21/32		1,480	1,283,171
2.600%	02/07/30		35	32,115

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.615%(ff)	04/22/32	4,715	$4,164,122
2.650%(ff)	10/21/32	10	8,782
2.908%(ff)	07/21/42	25	18,980
3.436%(ff)	02/24/43	35	28,492
3.500%	01/23/25	20	19,907
3.691%(ff)	06/05/28	50	49,207
3.750%	02/25/26	125	124,188
3.814%(ff)	04/23/29	1,080	1,058,756
3.850%	01/26/27	1,765	1,748,837
6.484%(ff)	10/24/29	3,230	3,478,449
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
7.275%(c)	10/28/27	21	21,433
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	20	19,516
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26	85	81,545
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	576,510
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,928,154
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	1,350	1,334,647
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,803,835
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	20	19,225
1.578%(ff)	04/22/27	785	752,377
1.953%(ff)	02/04/32	130	111,643
2.069%(ff)	06/01/29	50	46,261
2.301%(ff)	10/15/25	5	4,994
2.525%(ff)	11/19/41	2,330	1,719,586
2.545%(ff)	11/08/32	1,135	998,301
2.580%(ff)	04/22/32(a)	1,775	1,582,812
2.947%(ff)	02/24/28	1,715	1,663,265
3.300%	04/01/26	1,110	1,096,388
3.782%(ff)	02/01/28	1,235	1,221,486
3.897%(ff)	01/23/49	10	8,536
3.960%(ff)	01/29/27	930	924,611
3.964%(ff)	11/15/48	985	850,559
4.005%(ff)	04/23/29	1,200	1,187,044
4.452%(ff)	12/05/29	17	17,076
5.581%(ff)	04/22/30(a)	2,050	2,152,187
Sub. Notes
2.956%(ff)	05/13/31	155	142,650
4.125%	12/15/26	40	39,982
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	367,981
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	670	728,061
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	893,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	$14,264
2.239%(ff)	07/21/32	5,518	4,747,750
2.699%(ff)	01/22/31	35	32,066
4.431%(ff)	01/23/30	1,340	1,343,081
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	858,925
1.928%(ff)	04/28/32	193	163,682
2.511%(ff)	10/20/32	1,590	1,388,226
2.943%(ff)	01/21/33(a)	1,470	1,313,057
3.125%	07/27/26	2,725	2,676,807
5.250%(ff)	04/21/34(a)	2,230	2,303,634
5.831%(ff)	04/19/35	965	1,036,157
Sub. Notes
2.484%(ff)	09/16/36	20	16,739
Sub. Notes, GMTN
4.350%	09/08/26(a)	756	757,694
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,943
5.582%(ff)	06/12/29	2,390	2,487,228
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,107,938
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,297,782
3.337%(ff)	01/21/33(a)	1,330	1,169,632
5.519%(ff)	01/19/28	2,390	2,421,414
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	24,790
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	49,013
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	635	675,321
7.161%(ff)	10/30/29	995	1,091,228
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	27,609
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,923
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,528,015
6.537%(ff)	08/12/33(a)	870	959,999
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	668,927
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32(a)	1,225	1,085,448
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41(a)	2,690	2,121,966
5.389%(ff)	04/24/34	6,270	6,504,178

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.303%(ff)	10/23/29	3,690	$3,945,749
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	57,048
2.572%(ff)	02/11/31	3,525	3,201,230
5.013%(ff)	04/04/51	20	19,619
Sub. Notes, MTN
4.100%	06/03/26	20	19,930
			144,182,230
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	31,101
4.900%	02/01/46	4,638	4,552,977
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	29,101
4.600%	04/15/48	2	1,891
4.750%	01/23/29	118	121,068
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,478
1.650%	06/01/30	10	8,803
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	64,542
			4,817,961
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,486
3.150%	02/21/40	20	15,951
4.875%	03/01/53	15	14,109
5.150%	11/15/41	16	16,017
5.600%	03/02/43	4,450	4,664,058
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	74,625
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40(a)	1,055	789,339
2.800%	10/01/50	10	6,797
2.950%	03/01/27	7	6,826
4.750%	03/01/46	10	9,570
			5,605,778
Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	660,785
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	$1,518,212
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,275	1,281,876
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,351
			3,492,556
Chemicals — 1.0%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,501,719
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	201,427
4.500%	01/31/30	271	241,651
8.500%	01/12/31	2,122	2,251,336
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	635,207
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	3,766
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28(a)	2,610	2,660,925
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	2,810	2,635,342
5.650%	05/18/33(a)	1,760	1,819,462
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	35	33,825
3.375%	10/01/40	60	47,392
4.200%	10/15/49	5	4,101
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	155	156,291
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	815,383
5.250%	01/15/45	305	297,212
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	200	179,625
6.750%	05/02/34	1,385	1,484,332
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	460	445,625
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	20	18,006
3.450%	08/01/25	449	444,697

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		166	$168,879
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,399,131
				18,445,334
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,215,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		645	577,631
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	214,543
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	856,617
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	43,842
6.700%	06/01/34		920	1,057,853
7.000%	10/15/37		770	917,253
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	138,625
2.650%	02/15/25		40	39,607
3.200%	08/15/29		30	28,099
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	60,307
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		310	312,004
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		50	45,628
3.875%	02/15/31		392	364,594
4.875%	01/15/28		1,325	1,316,426
5.250%	01/15/30		300	300,211
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)		1,690	1,745,027
				9,233,767
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26		40	38,357
1.200%	02/08/28		100	92,095
1.400%	08/05/28		29	26,605
1.650%	02/08/31		55	48,088
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
2.375%	02/08/41	40	$30,013
2.650%	02/08/51	15	10,299
2.800%	02/08/61	100	66,830
2.950%	09/11/49	25	18,480
3.350%	02/09/27	70	69,359
3.850%	08/04/46	15	13,204
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	227,809
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	89,757
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	953,394
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	39,700
			1,723,990
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,454,478
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,575
			1,506,053
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,500
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,083,227
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,894
Sub. Notes
2.359%(ff)	07/29/32	45	36,832
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	17,902
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	33,596
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28(a)	3,170	3,408,173
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34(a)	2,155	2,256,073
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,150
3.850%	03/26/50	20	16,900

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	$71,935
5.500%	08/15/28	805	797,522
6.000%	01/15/27	275	274,966
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	447,429
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	1,022,525
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	533,313
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	535	570,158
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	420,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,603
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,380
			11,036,828
Electric — 3.1%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	80,997
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	33,585
2.450%	01/15/31	15	12,989
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	44,352
3.950%	07/15/30	5	4,771
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	307	242,398
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	36,768
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	44,984
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,783
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	$21,981
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	9,725
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,396
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,906
4.250%	10/15/50	20	17,079
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	579,458
5.000%	02/01/31	1,575	1,525,314
5.125%	03/15/28	1,700	1,675,251
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	33,242
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,526
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,280,122
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	9,166
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	12,924
4.300%	12/01/56	235	206,010
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,776
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,880,036
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,908
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,479
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,902
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,059
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,877
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,512

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	$43,691
2.500%	12/01/29	75	69,429
3.850%	11/15/42	25	21,214
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,564
5.400%	04/01/53	3,500	3,603,821
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	26,773
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	43,826
Edison International,
Sr. Unsec’d. Notes
3.550%	11/15/24	85	84,734
4.950%	04/15/25	5	4,997
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,451,931
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,662
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	103,383
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	19,019
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	908,425
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	212	215,180
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	390,331
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	209	221,055
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,411	1,492,386
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	38,605
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	18,942
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,939
3.950%	06/15/25	35	34,815
4.050%	04/15/30	25	24,620
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,671
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	$3,757,941
5.450%	07/15/44	280	283,577
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,462
3.150%	10/01/49	36	26,446
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	88,686
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33(a)	1,150	1,267,037
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,927
3.600%	04/01/29	50	48,561
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	651,535
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,723,436
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,666
3.650%	04/15/29	20	19,647
3.650%	08/01/48	20	16,099
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	996,713
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,828
2.250%	06/01/30	20	17,888
2.440%	01/15/32	11	9,544
3.000%	01/15/52	58	39,876
5.749%	09/01/25	6,060	6,123,566
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,822
2.600%	06/01/51	5	3,271
3.600%	09/15/47	10	8,028
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	90,670
3.875%	02/15/32(a)	500	455,739
5.250%	06/15/29	200	199,343
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	225	253,659
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	285	274,939
2.450%	12/02/27	1,245	1,166,549

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	$22,751
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,197
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,288
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)		10	9,376
3.450%	07/01/25		13	12,857
3.750%	08/15/42		50	39,600
4.000%	12/01/46		15	11,933
4.450%	04/15/42(a)		5	4,340
4.750%	02/15/44		75	67,077
4.950%	07/01/50		2,645	2,408,750
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,503,935
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	275,522
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	16,978
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	307,801
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,985
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	102,493
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		4,500	4,719,672
First Mortgage, Series 34
3.200%	03/01/50		5	3,584
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	26,338
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	29,919
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	43,507
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	17,124
5.350%	05/15/35		40	41,366
First Mortgage, Series WWW
2.950%	08/15/51		5	3,510
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	8,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	$4,057
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,505
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	31,288
2.850%	08/01/29	40	37,540
3.650%	02/01/50	25	19,474
First Mortgage, Series 20A
2.950%	02/01/51	5	3,424
First Mortgage, Series A
4.200%	03/01/29	20	19,924
First Mortgage, Series G
2.500%	06/01/31	10	8,851
First Mortgage, Series H
3.650%	06/01/51	5	3,817
First Ref. Mortgage
5.500%	03/15/40	10	10,390
First Ref. Mortgage, Series C
4.125%	03/01/48	50	42,279
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	23,594
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	30,022
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,296
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	99,208
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,217,667
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	13,659
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,050	1,072,586
8.000%(ff)	10/15/26(oo)	2,075	2,169,869
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	1,600	1,718,489
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	450	447,119
5.625%	02/15/27	600	599,228
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	2,000	1,958,020
			55,620,809

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		295	$304,870
6.625%	03/15/32(a)		225	234,257
7.250%	06/15/28(a)		450	460,728
				999,855
Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	21,399
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,847,527
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	330,876
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	98,878
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	395,818
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	192,586
4.250%	10/31/26		605	593,112
5.500%	10/31/46		415	356,120
5.500%	07/31/47		3,480	2,985,179
				7,800,096
Entertainment — 0.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		575	547,174
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		580	599,903
7.000%	02/15/30		400	417,951
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	550,264
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	728,905
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	791,913
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		1,065	869,913
5.141%	03/15/52		3,490	2,690,599
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		260	281,438
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)		340	$344,591
				7,822,651
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		300	313,875
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,618
3.950%	05/15/28		20	19,895
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	34,024
				377,412
Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	381,778
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,475	1,415,261
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,000	3,963,622
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,963,819
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	44,799
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,803
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		465	411,547
4.625%	10/01/39		645	615,960
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	394,271
4.125%	04/01/54		415	347,541
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	25,323
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	119,557
6.375%	03/01/33		565	574,432
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		570	587,184
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%	09/13/31		1,858	1,575,077

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
3.000%	10/15/30		10	$8,896
5.200%	04/01/29		3,726	3,746,041
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33		415	415,513
				16,599,424
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26(a)		40	38,028
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,095,545
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	46,661
2.625%	09/15/29		15	14,006
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,600
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	72,637
1.700%	02/15/31		120	101,313
3.600%	05/01/30		36	34,597
4.800%	02/15/44		300	281,671
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,795
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	36,575
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	939,873
				2,650,273
Healthcare-Products — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	39,468
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,175	1,112,387
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	73,591
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	437,043
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	557,300
3.650%	03/07/28		30	29,564
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	$510,548
1.875%	10/01/49	EUR	425	328,082
				3,087,983
Healthcare-Services — 1.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	15,912
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		3	2,343
6.750%	12/15/37		1,900	2,150,833
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,866
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	16,625
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	7,025
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		10	8,624
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25		20	19,832
3.875%	10/15/47		20	16,163
4.375%	10/15/28		1,390	1,395,314
4.500%	02/25/26		2,407	2,412,965
Sr. Unsec’d. Notes
2.400%	03/15/30		122	110,428
3.200%	03/15/40		1,745	1,377,921
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	20,481
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	33,778
2.782%	10/01/30		5	4,544
3.910%	10/01/50		5	4,010
4.187%	10/01/49		30	25,542
5.205%	12/01/31(a)		4,015	4,136,451
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		850	808,990
6.875%	09/01/32		620	640,555
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	21,426
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,880
4.650%	01/15/43(a)		385	362,140

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	940	$940,282
7.500%	11/06/33	500	577,328
Gtd. Notes, MTN
7.750%	07/15/36	500	592,762
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27(a)	2,060	2,123,826
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	7,170
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,258
3.600%	02/01/25	675	670,805
4.350%	04/01/30	6,155	6,102,236
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,488
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	19,893
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,273
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	21,763
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,628
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,477
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29(a)	50	45,870
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	46,318
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,372
3.361%	08/15/50	4	3,059
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	386,031
4.375%	01/15/30	1,675	1,607,898
4.625%	06/15/28	435	427,313
5.125%	11/01/27	100	99,704
6.750%	05/15/31(a)	975	1,017,021
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	24,201
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	13,997
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.050%	05/15/41	895	$706,289
3.250%	05/15/51	5	3,700
3.500%	08/15/39	25	21,530
3.950%	10/15/42	220	193,182
4.450%	12/15/48	10	9,079
5.200%	04/15/63	5,805	5,803,326
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,312
			35,155,039
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,725	1,761,441
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	44,785
			1,806,226
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	850	786,849
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	3	2,866
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	14,545
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,202
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	804,207
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	466,058
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	329,733
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,474
2.375%	12/15/31	15	13,154
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50(a)	25	20,058
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	140,574
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,196

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	$1,547,054
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	7,306
4.270%	05/15/47	910	793,808
6.850%	12/16/39	196	234,092
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	12,265
			4,428,592
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,218
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	95,637
1.200%	06/03/27	20	18,687
2.100%	05/12/31	30	26,561
2.500%	06/03/50	25	16,523
3.150%	08/22/27	45	44,175
3.875%	08/22/37	50	47,092
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	22,992
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3	3,008
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,130
			310,023
Iron/Steel — 0.0%
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28(a)	475	505,875
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25(a)	5	4,912
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,916
3.250%	01/15/31	20	18,495
3.250%	10/15/50	5	3,516
3.450%	04/15/30	5	4,737
			542,451
Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	682,020
6.000%	05/01/29	825	835,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	100	$96,268
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	269,825
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	1,400	1,408,603
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	375	375,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	425	433,500
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	554,125
5.500%	04/01/28	25	25,226
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	796,448
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	493,125
			5,969,452
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	39,290
3.500%	08/18/26	30	29,329
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	4,963
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	1,375	1,347,460
5.500%	04/15/27	700	702,139
6.500%	04/15/32(a)	560	570,107
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	403,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	719,789
			3,816,077
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,644
1.100%	09/14/27	10	9,243
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,290
			28,177

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.4%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	550	$579,909
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,491
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	1,615	1,730,236
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.100%	04/11/34(a)	3,040	3,182,466
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,275	1,352,055
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,380
5.611%	03/11/34	790	834,636
			7,719,173
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	388,946
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,526
4.750%	03/01/30	8	7,350
5.125%	05/01/27	275	270,487
5.375%	06/01/29	800	770,566
5.500%	05/01/26	1,375	1,372,332
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	35,593
2.800%	04/01/31(a)	100	85,534
3.500%	06/01/41	45	31,584
3.500%	03/01/42	50	34,748
3.700%	04/01/51	620	395,184
4.908%	07/23/25	15	14,978
5.050%	03/30/29	85	84,579
5.375%	05/01/47	20	16,749
6.384%	10/23/35	2,487	2,538,854
6.484%	10/23/45	1,140	1,098,326
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	28,919
2.650%	02/01/30	10	9,253
2.937%	11/01/56	26	16,985
3.150%	02/15/28	80	77,651
3.250%	11/01/39	35	28,594
3.900%	03/01/38	25	22,574
3.999%	11/01/49	85	70,941
4.000%	03/01/48	40	33,526
4.150%	10/15/28	50	50,071
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		60	$37,773
5.450%	09/01/34		1,290	1,304,414
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27		65	63,488
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	711,132
4.125%	12/01/30		200	145,769
5.375%	02/01/28		400	336,752
5.500%	04/15/27		650	570,466
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	507,403
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $401,250; purchased 07/18/19 - 09/21/20)(f)
6.625%	08/15/27(d)		520	6,698
Sec’d. Notes, 144A (original cost $1,322,435; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		3,180	37,277
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		375	251,407
7.375%	07/01/28		400	298,896
7.750%	07/01/26		475	411,995
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,275	2,385,957
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,951
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	9,187
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,500
4.000%	07/15/28		15	14,151
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	785,390
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	28,901
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		975	977,966
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,035,882
4.250%	01/15/30	GBP	1,300	1,526,342
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	83,620
				19,039,167

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31	505	$570,797
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	464	487,017
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	123,480
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	700	688,541
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	23,294
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	450	456,019
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	20	20,075
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	325	331,574
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	25,039
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	3,030	2,841,428
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,200	1,258,517
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	750	724,833
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	49,624
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,972
			7,645,210
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,713
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	99,508
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	49,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	$53,952
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	56,020
			271,865
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	247,169
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,567,756
			1,814,925
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,261
3.276%	12/01/28	25	23,698
4.250%	04/01/28(a)	3,390	3,350,819
			3,393,778
Oil & Gas — 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	626,516
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,137,924
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	350,145
9.000%	11/01/27	179	214,632
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	1,325	1,356,874
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,724
2.772%	11/10/50	145	95,333
2.939%	06/04/51	1,845	1,252,909
3.000%	02/24/50	60	41,589
3.060%	06/17/41	7	5,436
3.379%	02/08/61	5	3,520
4.234%	11/06/28	50	50,185
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	9,124
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	250,081
5.250%	06/15/37	12	11,827
5.400%	06/15/47	613	592,031

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	$19,706
3.078%	05/11/50	10	7,324
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,249
3.850%	01/15/28	10	10,019
3.900%	11/15/24	50	49,913
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	9,410
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	800,011
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	261,271
8.625%	11/01/30	125	132,525
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,494
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	375	376,111
9.250%	02/15/28	215	224,514
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,089
5.600%	07/15/41	870	853,220
5.850%	12/15/25	30	30,301
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	21,252
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	22,783
3.250%	12/01/26	20	19,574
5.400%	04/18/34	3,030	3,092,769
5.750%	04/18/54	960	967,206
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	156	133,645
6.875%	04/29/30	497	495,817
8.625%	01/19/29	2,520	2,709,630
8.875%	01/13/33	495	530,244
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	547	521,838
5.375%	03/30/28	910	814,450
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	15,108
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,708
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	$14,884
3.482%	03/19/30		10	9,714
4.114%	03/01/46		25	22,281
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	44,989
5.600%	02/15/41		15	15,603
7.300%	08/15/31		5	5,731
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		983	1,059,456
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	199,004
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,786
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.342%(c)	09/30/29		243	239,595
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32(a)		385	390,825
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	694,957
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,150,444
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	1,190	1,594,081
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	500	544,400
4.750%	02/26/29	EUR	100	103,175
5.350%	02/12/28		192	179,424
5.950%	01/28/31		20	17,258
6.490%	01/23/27		1,550	1,526,750
6.500%	03/13/27		1,353	1,325,264
6.500%	01/23/29		600	566,280
6.700%	02/16/32		16	14,306
6.840%	01/23/30		800	739,600
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,200	1,234,344
4.875%	02/21/28	EUR	1,395	1,482,966
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,142
2.150%	12/15/30		53	46,482
Phillips 66 Co.,
Gtd. Notes
2.450%	12/15/24		50	49,672
4.680%	02/15/45		1,900	1,714,902

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	25	$24,041
1.900%	08/15/30	795	696,876
2.150%	01/15/31	5	4,394
Shell International Finance BV,
Gtd. Notes
3.250%	04/06/50	10	7,337
4.000%	05/10/46	20	17,071
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	525	502,243
5.375%	02/01/29	700	697,144
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,885
TotalEnergies Capital SA (France),
Gtd. Notes
5.638%	04/05/64	1,425	1,486,147
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	111	110,629
8.250%	05/15/29	295	291,313
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)	845	797,515
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,137,509
			43,002,450
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	518,199
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,576
3.800%	11/15/25	8	7,944
			531,719
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	49,484
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	875	905,403
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	86,625
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	9,969
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	28,349
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	1,450	$1,389,381
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,700
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	25,029
			2,595,940
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	293,711
3.200%	11/21/29	49	46,849
3.800%	03/15/25	1,040	1,036,037
4.050%	11/21/39	4,990	4,609,190
4.250%	11/14/28(a)	50	50,523
4.550%	03/15/35	2,040	2,040,750
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,099
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	42,829
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	120	98,237
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	279,500
5.000%	02/15/29	250	144,375
5.250%	01/30/30	325	182,000
5.250%	02/15/31	225	122,625
6.250%	02/15/29	1,150	704,375
7.000%	01/15/28	225	153,000
9.000%	12/15/25	100	95,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	176,062
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,260
3.794%	05/20/50	27	21,878
4.685%	12/15/44	9	8,408
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	7,160
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	51,115
2.125%	09/15/31	40	33,790
2.700%	08/21/40	480	340,868
3.000%	08/15/26	12	11,723
3.250%	08/15/29	50	47,236
3.750%	04/01/30	110	105,439

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.000%	01/30/29	98	$100,060
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)	10	7,250
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	21,674
2.350%	06/24/40	10	7,323
2.750%	12/10/51	15	10,137
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	769,642
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	7,056
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	752,856
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,617
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	85,649
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	405,540
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	19	18,810
5.250%	06/15/46	185	162,058
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,894
4.000%	06/22/50	1,292	926,935
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,786
			14,056,076
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	900	891,664
6.625%	02/01/32	590	610,332
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,657,454
4.450%	07/15/27	60	60,106
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,982,207
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	$25,712
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,891
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	915,439
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,365,723
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,938
3.750%	05/15/30	60	57,332
4.050%	03/15/25	50	49,774
4.200%	04/15/27	120	119,632
4.950%	06/15/28	20	20,341
5.000%	05/15/50	293	264,710
5.150%	03/15/45	55	51,265
5.300%	04/15/47	120	112,985
5.400%	10/01/47	60	57,131
5.500%	06/01/27(a)	50	51,285
6.100%	02/15/42	5	5,193
6.125%	12/15/45	90	93,790
6.250%	04/15/49	3,633	3,822,568
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	20,797
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	28,647
3.700%	01/31/51	145	113,010
3.950%	01/31/60	800	626,706
4.250%	02/15/48	45	38,861
4.800%	02/01/49	30	28,054
4.850%	03/15/44	25	23,823
4.900%	05/15/46	2,115	2,020,923
Gtd. Notes, Series D
6.875%	03/01/33	10	11,488
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	550	566,320
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	312	311,887
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	25,449
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,452
5.400%	09/01/44	13	12,577
7.300%	08/15/33	10	11,628
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	28,513
3.250%	08/01/50	782	532,273
3.600%	02/15/51(a)	1,178	853,219
4.300%	06/01/25	30	29,871

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.300%	12/01/34	23	$23,357
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	81,861
2.650%	08/15/30	65	58,499
4.000%	02/15/25	55	54,691
4.125%	03/01/27	30	29,837
4.875%	06/01/25	10	9,995
5.200%	03/01/47	115	109,053
5.500%	02/15/49	40	38,906
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	256,131
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,573
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,854
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,412,808
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	48,859
3.100%	03/15/30	75	69,824
4.200%	03/15/45	1,000	810,682
4.350%	03/15/29	100	99,460
4.500%	03/15/50	2,685	2,239,786
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,021
4.650%	10/15/25	10	9,990
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	73,775
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,758
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	885,688
6.500%	03/30/34	4,934	5,457,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,284
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,561
7.000%	10/15/28	10	10,900
Gtd. Notes, 144A
2.900%	03/01/30	10	9,156
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	3,428,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	$74,935
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	108,678
4.125%	08/15/31	80	74,396
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	990	1,003,493
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	5	4,540
5.450%	04/01/44(a)	575	543,449
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	26,514
3.750%	06/15/27	25	24,636
4.000%	09/15/25	60	59,635
4.900%	01/15/45	1,200	1,110,803
5.150%	03/15/34	55	55,617
8.750%	03/15/32	10	12,238
			38,953,507
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,014
2.000%	05/18/32(a)	5	4,139
3.800%	04/15/26	25	24,797
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	24,230
1.600%	04/15/26	50	47,937
2.700%	04/15/31	90	80,367
3.600%	01/15/28	17	16,594
4.000%	06/01/25	75	74,580
4.400%	02/15/26	25	24,986
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,443
4.050%	07/01/30	1,145	1,111,446
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	24,354
2.250%	01/15/31	75	65,033
2.500%	07/15/31	35	30,453
3.300%	07/01/30	30	28,061
4.000%	03/01/27	10	9,927
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	88	87,985
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	20,906

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	$18,651
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	47,637
4.000%	01/15/31	10	9,370
5.250%	06/01/25	50	49,959
5.750%	06/01/28	50	51,328
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	14,035
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	39,725
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	17,058
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	676,325
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,394
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	8,434
1.750%	02/01/31	25	21,477
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	11,947
2.100%	03/15/28	15	13,955
2.200%	06/15/28	5	4,642
2.700%	02/15/32	2,190	1,925,770
2.850%	12/15/32	530	463,458
3.950%	08/15/27	91	90,475
4.875%	06/01/26	50	50,422
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	750	775,349
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	1,150	1,063,792
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	46,305
3.250%	11/30/26	20	19,652
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,314,524
4.200%	04/15/32	4,361	4,117,916
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	4,635
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	25	$24,818
4.625%	06/15/25	405	402,834
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	13,678
2.700%	02/15/27	25	24,274
2.800%	06/01/31	35	31,578
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,593,886
			15,671,555
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,378,125
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	15,578
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	25	21,185
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	950	1,021,208
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28	525	550,574
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	975	1,060,347
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	25	23,861
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	5	3,837
3.900%	12/06/28	10	9,972
4.750%	06/25/29(a)	3,295	3,397,626
4.875%	02/15/44	10	9,940
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	950	886,871
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	59,005
1.700%	09/15/28	20	18,226
1.700%	10/15/30	10	8,600
3.650%	04/05/29	30	29,271
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	29,713
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)	2,155	1,825,019

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	$49,897
4.700%	04/15/27	2	2,021
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	350	359,680
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	47,391
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,877
2.500%	09/22/41	15	11,230
			10,821,054
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	4,954
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	79,497
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,854
Gtd. Notes, 144A
2.450%	02/15/31	30	26,574
Sr. Unsec’d. Notes
4.350%	02/15/30	2,250	2,245,925
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,570,012
3.187%	11/15/36	110	93,175
3.419%	04/15/33	1,442	1,309,981
3.469%	04/15/34	50	45,058
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	6,081
3.900%	03/25/30	20	19,219
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,088
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	27,719
3.500%	04/01/40	10	8,830
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	56,716
2.650%	02/15/32	35	30,369
3.400%	05/01/30	40	37,756
4.300%	06/18/29	110	109,370
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,397
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
2.900%	11/03/27	10	$9,705
			6,715,280
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28(a)	2,000	1,836,642
4.200%	05/01/30	20	19,641
			1,856,283
Software — 0.3%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	26,263
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	55,804
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	7,718
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,982
3.500%	07/01/29	40	38,639
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,753
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	76,903
2.650%	07/15/26	50	48,626
2.950%	04/01/30	100	93,031
3.600%	04/01/50	3,500	2,663,309
3.850%	04/01/60	5	3,765
3.950%	03/25/51	5	4,025
4.000%	11/15/47	25	20,554
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,167
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26(a)	1,860	1,878,021
			4,955,560
Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	192,703
2.250%	02/01/32	45	38,614
2.300%	06/01/27	75	71,630
2.550%	12/01/33	347	292,521
2.750%	06/01/31	110	99,433
3.500%	09/15/53	1,606	1,179,448
3.550%	09/15/55	972	710,180
3.650%	09/15/59	180	130,461
3.800%	12/01/57	13	9,842

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.250%	03/01/27		10	$10,029
4.500%	05/15/35		900	876,557
4.500%	03/09/48		10	8,866
5.400%	02/15/34		4,870	5,109,358
6.950%	01/15/28		10	10,617
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		10	12,064
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)(f)
0.000%	12/31/30^		145	10,786
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,657; purchased 11/14/23)(f)
0.000%	12/31/30^		1	724
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $9; purchased 11/14/23)(f)
0.000%	12/31/30^		89	605
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,140,212; purchased 01/30/24 - 05/15/24)(f)
10.500%	05/25/27		1,228	1,236,214
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $413,647; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28		630	576,896
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.000%	04/15/31		1,000	730,818
4.500%	04/01/30		1,300	1,017,988
4.875%	06/15/29		100	84,460
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,225	1,340,433
10.500%	05/15/30		238	257,936
10.750%	12/15/30		469	515,169
11.000%	11/15/29		1,040	1,153,269
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,287,435
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	96,193
5.400%	04/15/34		3,740	3,900,249
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)		1,817	1,824,559
7.625%	03/01/26		785	810,316
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	1,150	1,045,495
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	43,751
2.550%	02/15/31		10	8,910
2.625%	02/15/29		10	9,321
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.300%	02/15/51		5	$3,621
3.750%	04/15/27		125	123,483
3.875%	04/15/30		137	133,230
4.375%	04/15/40(a)		435	401,139
4.500%	04/15/50		1,985	1,763,717
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	64,355
1.680%	10/30/30		577	493,398
1.750%	01/20/31		55	46,906
2.355%	03/15/32		5,160	4,444,658
2.550%	03/21/31(a)		54	48,236
2.850%	09/03/41		10	7,520
2.875%	11/20/50		105	71,111
3.150%	03/22/30		140	131,954
3.400%	03/22/41		1,185	968,452
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35		330	329,501
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	561,508
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	264,807
				35,561,446
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		5	3,601
4.900%	04/01/44		10	9,916
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	19,426
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,819
3.800%	03/01/28		16	15,883
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,500	2,629,785
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	444,451
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		84	85,345
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,715
3.800%	08/01/28		54	53,545
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	7,413
3.950%	08/15/59		35	28,663

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	850	$890,832
			4,212,394
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	19,266
1.700%	06/15/26	30	28,646
2.700%	11/01/24	20	19,955
4.000%	07/15/25	25	24,842
5.550%	05/01/28(a)	4,000	4,134,256
			4,226,965

Total Corporate Bonds (cost $638,017,855)			625,629,500
Floating Rate and Other Loans — 1.3%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28	475	448,333
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29	1,323	1,316,031
Insurance — 0.0%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	07/31/27	338	332,563
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.195%(c)	08/21/28	453	446,179
			778,742
Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28	338	328,750
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	341	407,791
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^	65	58,081
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26	1,959	21,057
			815,679
Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
11.104%(c)	04/23/30	2,677	2,649,785
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Metal Fabricate/Hardware (cont’d.)
Tank Holding Corp.,
Term Loan, 3 Month SOFR + 5.900%
10.374%(c)	03/31/28		686	$672,917
				3,322,702
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.210%(c)	04/23/26		481	473,797
Retail — 0.5%
CD&R Dock Bidco Ltd. (United Kingdom),
Term Facility B2, SONIA + 5.500%
10.452%(c)	05/16/31	GBP	225	301,754
CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B6 Loan, SONIA + 5.750%
10.755%(c)	04/30/29	GBP	1,100	1,467,493
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.378%(c)	04/30/27	EUR	3,500	3,730,444
Peer Holding III BV (Netherlands),
Term Loan B-6, 3 Month EURIBOR + 3.250%
6.595%(c)	07/01/31	EUR	3,425	3,814,922
				9,314,613
Telecommunications — 0.4%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27		1,402	1,384,206
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29		90	91,352
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30		90	92,136
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	4,250	4,736,801
				6,304,495

Total Floating Rate and Other Loans (cost $23,163,946)				22,774,392
Municipal Bonds — 0.7%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	29,443
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,389,729
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,869,456

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	$907,729
			4,166,914
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	5	4,830
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	846,972
			851,802
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,569,836
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	34,998
			1,604,834
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	16,077
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,402,376
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,518,963
			3,921,339
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	17,013
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	27,182
			44,195
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	700,976
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	858,333
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	15,405
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	$386,303
			401,708

Total Municipal Bonds (cost $10,942,206)			12,595,621
Residential Mortgage-Backed Securities — 2.1%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.346%(c)	07/01/26^	939	940,273
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.680%(c)	09/25/31	138	138,265
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.430%(c)	01/26/32	490	492,341
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.980%(c)	01/26/32	1,240	1,267,761
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	486	441,533
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,459	1,451,138
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.844%(cc)	09/25/47	220	205,793
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42	260	280,911
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
8.363%(c)	06/25/43	1,400	1,467,908
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
7.980%(c)	07/25/43	300	309,869
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)
6.980%(c)	07/25/44	250	249,905
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,143	1,103,723
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.980%(c)	10/25/33	111	110,933
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.730%(c)	04/25/34	910	927,381

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,467	$1,405,354
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,505,480
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.080%(c)	10/25/50	670	764,386
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.280%(c)	11/25/50	900	1,015,170
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.930%(c)	01/25/34	187	187,773
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.080%(c)	11/25/41	100	101,038
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.630%(c)	09/25/41	100	102,944
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41	1,020	1,027,813
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41	900	911,378
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.130%(c)	01/25/42	100	101,364
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.780%(c)	01/25/42	40	40,879
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.680%(c)	02/25/42	1,100	1,125,320
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.180%(c)	04/25/42	100	103,430
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	633	582,014
Series 4768, Class GA
3.500%	09/15/45	364	356,452
Series 4939, Class KT
3.000%	07/15/48	381	343,331
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	2,009	1,988,740
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.045%(c)	05/25/29	179	179,619
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.080%(c)	01/25/34	588	594,793
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%	07/25/39		1,000	$1,012,750
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.719%(c)	01/25/48		276	270,097
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.180%(c)	04/25/34		900	915,578
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.780%(c)	05/25/33		3,789	3,824,715
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.597%(c)	03/29/27		2,763	2,781,098
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,784	1,706,718
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		723	699,540
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.980%(c)	11/25/31		818	837,996
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.980%(c)	07/25/33		750	758,213
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%	08/25/44		978	990,465
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.374%(c)	06/24/71	EUR	334	371,595
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.251%(cc)	02/25/34		107	102,853
Series 2004-18, Class 3A1
5.705%(cc)	12/25/34		885	818,178

Total Residential Mortgage-Backed Securities (cost $36,728,398)				36,914,808
Sovereign Bonds — 1.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	503,203
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		642	641,602

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	$247,281
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,498	1,509,235
6.000%	07/19/28		770	789,004
6.875%	01/29/26		300	305,531
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	375,952
1.450%	09/18/26	EUR	375	402,952
3.375%	07/30/25	EUR	3,125	3,473,376
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,414,918
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	730	774,001
5.875%	10/17/31	EUR	1,513	1,595,776
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,925
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	185,100
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		4,616	4,754,017
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,200	1,371,846
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,291	2,272,093
1.650%	03/03/33	EUR	582	510,184
3.125%	05/15/27	EUR	3,060	3,342,099
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	307,689
3.125%	05/15/27	EUR	961	1,049,594
6.000%	06/12/34		1,333	1,372,323
6.250%	05/26/28		440	457,393

Total Sovereign Bonds (cost $28,012,129)				27,664,094
U.S. Government Agency Obligations — 17.1%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50		2,845	2,371,187
2.000%	05/01/51(k)		6,771	5,628,706
2.000%	10/01/51		2,153	1,785,770
2.500%	08/01/50		1,463	1,275,945
2.500%	08/01/50		3,266	2,847,677
2.500%	09/01/50		4,145	3,614,256
2.500%	12/01/50		1,111	977,203
2.500%	01/01/51		1,473	1,284,699
2.500%	03/01/51		2,755	2,402,376
2.500%	04/01/51		2,304	2,002,384
2.500%	05/01/51		5,664	4,909,253
2.500%	07/01/51		3,282	2,859,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/51	8,875	$7,674,517
2.500%	08/01/51	3,519	3,064,771
2.500%	08/01/51	11,530	10,107,803
2.500%	11/01/51	1,128	989,007
2.500%	01/01/52	2,111	1,850,133
2.500%	01/01/52	2,916	2,555,412
2.500%	04/01/52	498	436,283
3.000%	07/01/51	2,284	2,066,085
3.000%	11/01/51	909	820,652
3.000%	01/01/52	4,544	4,145,871
3.000%	02/01/52	6,499	5,845,912
3.000%	03/01/52	1,096	997,889
3.000%	06/01/52	530	480,565
3.000%	06/01/52	963	877,464
3.500%	02/01/47	508	484,195
3.500%	01/01/52	2,181	2,037,512
3.500%	03/01/52	2,709	2,535,754
3.500%	04/01/52	515	479,990
3.500%	05/01/52	7,054	6,577,018
4.500%	06/01/52	4,191	4,124,957
4.500%	11/01/52	3,144	3,091,710
5.500%	10/01/33	264	271,299
5.500%	06/01/34	2	2,181
5.500%	11/01/52	3,543	3,584,733
5.500%	12/01/52	830	841,299
5.500%	10/01/54	1,000	1,011,660
6.000%	11/01/33	23	23,491
6.000%	05/01/34	33	33,695
6.000%	06/01/34	59	60,221
6.000%	01/01/53	967	991,073
6.000%	03/01/53	954	976,650
6.000%	03/01/53	959	993,326
6.000%	04/01/53	969	991,946
6.000%	09/01/54	1,712	1,750,395
6.250%	07/15/32(k)	170	198,232
6.500%	07/01/32	4	3,699
6.500%	08/01/32	13	14,012
6.500%	08/01/32	15	15,311
6.500%	08/01/32	18	19,063
6.500%	09/01/32	19	20,091
6.500%	09/01/32	56	57,834
6.750%	03/15/31(k)	545	637,316
Federal National Mortgage Assoc.
1.500%	02/01/51(k)	16,427	13,009,492
1.500%	05/01/51	536	424,770
2.000%	03/01/51	6,521	5,401,205
2.000%	04/01/51	6,356	5,284,932
2.000%	10/01/51	8,447	7,007,529
2.500%	06/01/50	2,293	2,001,480
2.500%	10/01/50	7,820	6,819,504
2.500%	01/01/51	2,472	2,155,333
2.500%	02/01/51	2,004	1,743,968
2.500%	03/01/51	5,039	4,369,150
2.500%	05/01/51	1,272	1,105,695
2.500%	07/01/51	3,255	2,828,620
2.500%	09/01/51	3,538	3,082,358
2.500%	02/01/52	1,359	1,194,004

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	03/01/52	611	$535,154
3.000%	04/01/48	5,972	5,535,314
3.000%	07/01/51	504	456,533
3.000%	11/01/51	1,417	1,280,381
3.000%	11/01/51	1,619	1,460,751
3.000%	11/01/51	12,524	11,311,575
3.000%	12/01/51	2,719	2,480,718
3.000%	12/01/51	4,588	4,147,708
3.000%	01/01/52	1,209	1,092,155
3.000%	02/01/52	485	436,715
3.000%	02/01/52	716	647,529
3.000%	03/01/52	1,822	1,638,619
3.000%	04/01/52	1,599	1,437,573
3.500%	05/01/51	3,561	3,355,744
3.500%	02/01/52	5,541	5,191,823
3.500%	03/01/52	637	595,014
3.500%	05/01/52	5,463	5,087,589
4.000%	04/01/52	595	571,109
4.000%	06/01/52	11,835	11,365,233
4.500%	08/01/40	726	734,496
4.500%	09/01/49	1,382	1,381,612
4.500%	06/01/52	5,560	5,464,887
5.000%	TBA	3,500	3,497,676
5.000%	03/01/53	7,856	7,907,770
5.000%	05/01/53	820	827,218
5.500%	02/01/33	3	2,798
5.500%	02/01/33	6	6,248
5.500%	03/01/33	8	7,910
5.500%	03/01/33	13	13,433
5.500%	03/01/33	17	17,931
5.500%	04/01/33	2	2,309
5.500%	04/01/33	9	9,585
5.500%	04/01/33	11	11,011
5.500%	04/01/33	13	13,161
5.500%	07/01/33	11	10,918
5.500%	07/01/33	12	12,175
5.500%	08/01/33	11	11,831
5.500%	02/01/34	11	11,386
5.500%	04/01/34	11	11,223
5.500%	06/01/34	15	15,004
5.500%	11/01/52	11,850	12,016,461
5.500%	04/01/53	2,958	2,994,074
6.000%	10/01/33	1	1,357
6.000%	10/01/33	137	140,110
6.000%	03/01/34	18	18,890
6.000%	02/01/35	69	72,805
6.000%	11/01/36	19	19,772
6.000%	11/01/52	933	957,316
6.000%	11/01/52	1,974	2,022,851
6.000%	12/01/52	2,965	3,041,086
6.000%	04/01/53	477	488,436
6.000%	08/01/54	973	994,170
6.000%	09/01/54	1,315	1,343,904
6.500%	08/01/32	47	48,195
6.500%	09/01/32	24	24,546
6.500%	09/01/32	57	58,579
6.500%	10/01/32	32	32,726
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	04/01/33	51	$53,104
6.500%	11/01/33	1	1,515
6.625%	11/15/30(k)	830	960,205
7.000%	05/01/32	18	18,636
7.000%	06/01/32	3	3,264
7.000%	03/01/53	320	332,819
7.125%	01/15/30(k)	785	913,925
Government National Mortgage Assoc.
2.000%	10/20/50	2,408	2,044,070
2.000%	12/20/50	4,305	3,653,867
2.000%	02/20/51	1,015	861,455
2.500%	09/20/50	3,271	2,889,644
2.500%	03/20/51	1,002	884,574
2.500%	04/20/51	995	877,606
2.500%	08/20/51	2,166	1,908,931
2.500%	09/20/51	993	875,239
3.500%	01/20/48	91	86,517
3.500%	12/20/51	7,449	7,009,907
3.500%	01/20/52	991	931,938
3.500%	05/20/52	429	403,186
4.000%	02/20/49	183	178,968
5.000%	07/20/52	3,207	3,218,529
5.000%	09/20/52	1,294	1,298,551
5.500%	01/15/33	22	23,260
5.500%	02/15/33	13	13,796
5.500%	05/15/33	104	107,691
5.500%	06/15/33	85	89,324
5.500%	09/15/33	18	18,563
5.500%	07/15/35	24	25,159
5.500%	04/20/52	1,196	1,214,530
5.500%	05/20/52	1,247	1,265,897
5.500%	06/20/52	1,110	1,120,397
5.500%	09/20/52	1,462	1,478,982
5.500%	11/20/52	1,304	1,318,053
6.000%	TBA	1,500	1,525,413
6.000%	12/15/32	47	49,464
6.000%	11/15/33	18	19,280
6.000%	01/15/34	5	5,104
6.000%	06/20/34	130	136,467
6.000%	11/15/34	149	155,635
6.000%	09/20/52	1,801	1,840,691
6.000%	02/20/53	1,463	1,493,240
6.000%	06/20/53	1,073	1,095,335
6.500%	TBA	3,000	3,069,405
6.500%	09/15/32	25	25,563
6.500%	09/15/32	65	67,667
6.500%	09/15/32	92	95,385
6.500%	11/15/33	49	50,748

Total U.S. Government Agency Obligations (cost $302,791,211)			310,712,320
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
1.625%	11/15/50	26,215	15,413,601
1.750%	08/15/41	14,386	10,198,325
2.250%	05/15/41(k)	53,735	41,653,022
3.000%	02/15/49(kk)	27,810	22,513,064

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.375%	08/15/42	3,710	$3,348,855
3.875%	05/15/43	900	866,672
4.750%	11/15/53	245	270,687
U.S. Treasury Notes
2.750%	08/15/32	7,990	7,468,153
3.875%	08/15/33	2,905	2,929,057
4.625%	09/30/30	16,205	17,068,423
4.625%	05/15/54	2,840	3,080,956
U.S. Treasury Strips Coupon
2.335%(s)	08/15/44	2,500	1,036,133
2.364%(s)	05/15/45	3,420	1,373,878
2.377%(s)	08/15/45	1,250	496,631
2.423%(s)	05/15/44	7,225	3,029,420
3.143%(s)	08/15/41	1,350	650,004
3.986%(s)	11/15/41	2,215	1,053,163
4.146%(s)	05/15/43	11,475	5,051,241
4.327%(s)	08/15/43	120	52,205
4.483%(s)	11/15/45	2,605	1,023,785
4.652%(s)	05/15/49	620	209,008
4.709%(s)	05/15/39	8,275	4,467,207
4.759%(s)	11/15/40	3,905	1,950,670
4.838%(s)	02/15/42	11,545	5,421,189
4.920%(s)	08/15/48	830	288,360
5.158%(s)	02/15/41	130	64,167

Total U.S. Treasury Obligations (cost $163,063,555)			150,977,876

	Shares
Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^	14,880	565,440
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^	5,622	1,027,507
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.(a)	12,213	1,004,519
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $78,452; purchased 01/29/24 - 01/30/24)*^(f)	65,188	163,622

Total Common Stocks (cost $748,057)		2,761,088
Preferred Stocks — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,344,150
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	25,000	616,750
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	402,000
	Shares	Value

Preferred Stocks (continued)
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $41,350; purchased 01/26/24 - 01/29/24)*^(f)	6,874	$74,262

Total Preferred Stocks (cost $2,197,370)		2,437,162

Total Long-Term Investments (cost $1,814,227,759)		1,793,327,670
Short-Term Investments — 4.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	14,975,791	14,975,791
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $57,788,553; includes $57,553,049 of cash collateral for securities on loan)(b)(wb)	57,837,590	57,814,455

Total Short-Term Investments (cost $72,764,344)		72,790,246

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.9% (cost $1,886,992,103)		1,866,117,916
Option Written*~ — (0.0)%
(premiums received $32,256)		(10,366)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.9% (cost $1,886,959,847)		1,866,107,550

Liabilities in excess of other assets(z) — (2.9)%		(52,193,102)

Net Assets — 100.0%		$1,813,914,448

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,467,555 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,361,631; cash collateral of $57,553,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,399,026. The aggregate value of $2,107,084 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at September 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $646,905)	657	$646,905	$—	$—
Unfunded loan commitment outstanding at September 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $266,142)	269	$266,983	$841	$—
A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.500%	TBA	11/14/24	$(1,000)		$(1,011,580)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(4,000)		(4,087,960)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,110,508)						$(5,099,540)
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	41,620		$(10,366)
(premiums received $32,256)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,256	2 Year U.S. Treasury Notes	Dec. 2024	$261,552,188	$506,414
531	5 Year U.S. Treasury Notes	Dec. 2024	58,347,772	(45,728)
618	10 Year U.S. Treasury Notes	Dec. 2024	70,625,813	52,077
631	10 Year U.S. Ultra Treasury Notes	Dec. 2024	74,645,331	(140,308)
324	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	43,122,375	(513,794)
				(141,339)
Short Positions:
58	5 Year Euro-Bobl	Dec. 2024	7,750,752	(60,422)
83	10 Year Euro-Bund	Dec. 2024	12,465,454	(122,496)
78	20 Year U.S. Treasury Bonds	Dec. 2024	9,686,625	73,485
17	Euro Schatz Index	Dec. 2024	2,028,131	(10,044)
				(119,477)
				$(260,816)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	HSBC	GBP	11,644	$15,587,271	$15,567,424	$—	$(19,847)
Euro,
Expiring 10/02/24	SSB	EUR	105,910	118,015,561	117,902,931	—	(112,630)
				$133,602,832	$133,470,355	—	(132,477)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	MSI	GBP	11,644	$15,372,987	$15,567,423	$—	$(194,436)
A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/05/24	HSBC	GBP	11,644	$15,586,620	$15,566,992	$19,628	$—
Euro,
Expiring 10/02/24	BOA	EUR	102,829	114,974,662	114,472,812	501,850	—
Expiring 10/02/24	JPM	EUR	3,081	3,404,394	3,430,120	—	(25,726)
Expiring 11/05/24	SSB	EUR	105,910	118,182,263	118,076,952	105,311	—
				$267,520,926	$267,114,299	626,789	(220,162)
						$626,789	$(352,639)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	3,750	*	$8,577	$—	$8,577	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(55,978)	$(42,414)	$(13,564)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,145	(1,735)	(1,223)	(512)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,050	(579)	(407)	(172)	BARC
United Mexican States	12/20/24	1.000%(Q)		160	(350)	49	(399)	CITI
United Mexican States	12/20/24	1.000%(Q)		130	(284)	48	(332)	CITI
					$(58,926)	$(43,947)	$(14,979)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		2,120	0.277%	$19,054	$18,587	$467	GSI
BNP Paribas SA	12/20/24	1.000%(T)	EUR	2,300	0.205%	5,320	4,582	738	BARC
Citigroup, Inc.	12/20/25	1.000%(Q)		2,120	0.245%	19,855	18,844	1,011	GSI
Morgan Stanley	12/20/25	1.000%(Q)		2,120	0.263%	19,406	18,587	819	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		160	1.360%	(79)	(662)	583	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		130	1.360%	(64)	(544)	480	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,145	0.147%	1,070	1,127	(57)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,095	0.147%	372	523	(151)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,050	0.147%	357	374	(17)	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	3,900	0.196%	17,701	15,754	1,947	GSI
						$82,992	$77,172	$5,820

A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)		Value at Trade Date		Value at September 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	5,370		3.057%		$316,225		$424,563		$108,338
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	4,800		3.303%		348,891		357,597		8,706
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	104,700		0.528%		2,374,168		2,372,802		(1,366)
							$3,039,284		$3,154,962		$115,678
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	$(184,608)	$328,769	$513,377
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.950%	150,731	322,096	171,365
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	(145,549)	395,833	541,382
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	(9,088)	64,296	73,384
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(8,123)	(8,123)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	18,838	18,838
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	30,268	30,268
	140,270	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	626,696	626,696
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(312,393)	(312,393)
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(1,060,445)	(1,060,445)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	1,772	(226,925)	(228,697)
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,278,108	1,077,287	(200,821)
					$1,091,366	$1,256,197	$164,831

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(20,600)	$298,176	$—	$298,176
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	12/04/24	15,220	618,434	—	618,434
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/13/25	19,625	473,771	—	473,771
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/24/25	14,300	279,237	—	279,237
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	GSI	01/24/25	15,820	364,805	—	364,805
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	01/30/25	12,265	316,563	—	316,563
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	GSI	02/03/25	17,905	292,924	—	292,924
					$2,643,910	$—	$2,643,910
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of September 30, 2024, termination date 03/20/2025:
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 32,456,607	7.31%
Wells Fargo & Co.	34,230,900	26,638,331	6.00%
Morgan Stanley	27,871,800	22,244,926	5.01%
Goldman Sachs Group, Inc.	28,954,200	21,537,730	4.85%
Citigroup, Inc.	26,654,100	19,719,537	4.44%
AT&T, Inc.	24,354,000	17,353,599	3.91%
Verizon Communications, Inc.	20,024,400	15,090,308	3.40%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,892,865	3.36%
Comcast Corp.	19,889,100	13,280,193	2.99%
Oracle Corp.	15,559,500	12,025,535	2.71%
Apple, Inc.	16,236,000	11,055,343	2.49%
Abbvie, Inc.	10,282,800	9,118,593	2.05%
Microsoft Corp.	10,553,400	7,575,734	1.71%
Amazon.com, Inc.	10,147,500	7,433,976	1.68%
CVS Health Corp.	9,200,400	7,425,413	1.67%
UnitedHealth Group, Inc.	8,523,900	6,252,383	1.41%
Visa, Inc.	9,335,700	5,591,302	1.26%
Broadcom, Inc.	6,629,700	5,183,745	1.17%
Shell International Finance BV	6,900,300	5,117,503	1.15%
T-Mobile USA, Inc.	7,035,600	5,116,724	1.15%
The Walt Disney Co.	6,494,400	5,106,600	1.15%
Home Depot, Inc.	7,982,700	4,860,988	1.10%
ExxonMobil Corp.	6,223,800	4,820,722	1.09%
Telefonica Emisiones, S.A.U.	5,412,000	4,820,216	1.09%
Amgen, Inc.	6,765,000	4,704,793	1.06%
General Motors Co.	4,870,800	4,682,227	1.06%
Intel Corp.	7,441,500	4,658,442	1.05%
Pfizer, Inc.	6,494,400	4,409,081	0.99%
B.A.T. Capital Corp.	5,547,300	4,142,916	0.93%
Bristol-Myers Squibb Co.	6,494,400	4,082,918	0.92%
Pacific Gas & Electric Co.	4,600,200	4,065,035	0.92%
Cigna Corp.	5,547,300	3,943,711	0.89%
Altria Group, Inc.	5,412,000	3,940,969	0.89%
Intercontinental Exchange, Inc.	5,547,300	3,911,686	0.88%
Enterprise Products Operating LLC	5,412,000	3,810,183	0.86%
Raytheon Technologies Corp.	5,682,600	3,689,713	0.83%
PepsiCo, Inc.	4,464,900	3,580,012	0.81%
Gilead Sciences, Inc.	5,276,700	3,537,953	0.80%
Vodafone Group PLC	4,194,300	3,431,466	0.77%
Johnson & Johnson	5,276,700	3,316,664	0.75%
McDonald’s Corp.	3,788,400	3,252,532	0.73%
FedEx Corp.	3,111,900	3,070,039	0.69%
The Coca-Cola Co.	4,194,300	3,009,491	0.68%
BP Capital Markets America, Inc.	4,194,300	2,925,365	0.66%
Elevance Health, Inc.	3,788,400	2,839,757	0.64%
American International Group, Inc.	3,111,900	2,740,254	0.62%
Simon Property Group LP	3,382,500	2,645,948	0.60%
International Business Machines Corp.	3,788,400	2,586,494	0.58%
Berkshire Hathaway Finance Corp.	3,923,700	2,551,918	0.58%
Union Pacific Corp.	3,653,100	2,506,743	0.56%
		$376,755,183

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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